Taxation (Composition of Income Tax Expense, Effects of Income Tax Expense Exemption and Reduction) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
TAXATION [Abstract]
Tax holiday effect	$ 31,431	$ 21,619	$ 62,893
Basic earnings per share	$ 0.30	$ 0.20	$ 0.59